CONDENSED BALANCE SHEETS - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash		$ 445,231	$ 925,923
Prepaid expenses		396,997	463,999
Total Current Assets		842,228	1,389,922
Investments held in Trust Account		500,157,359	500,098,582
Total Assets		500,999,587	501,488,504
Current liabilities:
Accounts payable		118,425	10,991
Accrued expenses		4,113,507	48,022
Franchise tax payable		49,180	69,945
Due to Related Parties, Current		4,404
Total Current Liabilities		4,285,516	128,958
Warrant liabilities		45,280,001	47,506,670
Total Liabilities		49,565,517	47,635,628
Commitments and Contingencies
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at June 30,2021 and December 31,2020
Additional paid-in capital		23,750	15,848,758
Accumulated deficit		(48,748,289)	(10,850,513)
Total Stockholders' (Deficit) Equity		(48,723,289)	5,000,006
Total Liabilities and Stockholders' (Deficit) Equity		500,999,587	501,488,504
Class A Common Stock
Stockholders' (Deficit) Equity:
Common stock			511
Total Stockholders' (Deficit) Equity			511
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock, $0.0001 par value, subject to possible redemption; 50,000,000 and 44,885,287 shares at redemption value at June 30, 2021 and December 31, 2020, respectively		500,157,359	448,852,870
Class A Common Stock Not Subject to Redemption
Stockholders' (Deficit) Equity:
Common stock			511
Class B Common Stock
Stockholders' (Deficit) Equity:
Common stock	[1]	1,250	1,250	[2]
Total Stockholders' (Deficit) Equity		$ 1,250	$ 1,250

[1]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 5).
[2]	Excludes 1,875,000 shares of Class B common stock that were forfeited by the underwriter due to expiration of over-allotment option occurring in December 2020 (see Note 6).